Investments in Limited Partnerships	12 Months Ended
Dec. 31, 2016
Investments In Limited Partnerships [Abstract]
Investments in Limited Partnerships
Investments in Limited Partnerships
The Account invests in limited partnerships, limited liability companies and private real estate equity investment trusts that own real estate properties and real estate related securities including mezzanine debt. The Account receives distributions from these investments based on the Account’s ownership interest percentage. At December 31, 2016, the Account held ownership interests in four limited partnerships and one limited liability company ranging from 5.3% to 60.0%. As of December 31, 2016 and 2015, the fair value of the Account’s ownership interest was $137.5 million and $144.8 million, respectively.
As of December 31, 2016, two of the limited partnership investments were in dissolution. Colony Realty Partners LP began liquidation in May 2014, with final dissolution anticipated during 2017. Lion Gables Apartment Fund began liquidation in February 2015 and has dissolved all of the Fund’s assets. Final dissolution of the entity is anticipated during 2017.
Transwestern Mezzanine Realty Partners III, LLC (“Transwestern”) may engage in liquidation activities in 2017 based on the terms of its partnership agreement.  The Account may elect to sell or transfer its ownership units by giving notice and acquiring consent from the management committee of Transwestern, which requires approval by a majority of the members.  Redemption of the Account’s interest in Transwestern prior to liquidation is prohibited, unless a supermajority of the members approves the redemption request.
Clarion Gables Multi-Family Trust LP allows redemptions with an advanced notice of three months or more. Redemptions are funded using the partnership’s available cash, which may not immediately be in excess of the redemption amount, and may not be sufficient to fund the redemption amount for several months. The general partner has sole discretion in identifying how much cash is available to process redemptions. The partnership allows the Account to sell its interest in the partnership, subject to the consent and approval of the general partner.
Taconic New York City GP Fund, LP prohibits redemptions in the partnership prior to liquidation. Liquidation of the partnership is estimated to begin no earlier than 2024. The partnership allows the Account to sell its interest in the partnership, subject to the consent and approval of the general partner.